Leases and Transponder Service Agreements (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Capital transponders
Remainder of 2014	$ 7		$ 7		$ 15
2015	11		11		11
2016	11		11		11
2017	11		11		11
2018	12		12		12
Thereafter	28		28		28
Total	80		80		88
Operating leases
Remainder of 2014	10		10		16
2015	15		15		14
2016	13		13		12
2017	10		10		10
2018	11		11		10
Thereafter	101		101		96
Total	160		160		158
Capital transponder monthly lease expense	1		1		1
Capital leases income statement amortization expense	3	3	6	6	12	11	14
Imputed interest on capital lease	7		7		9
Operating leases rent expense net	$ 7	$ 6	$ 14	$ 14	$ 28	$ 31	$ 24